Segment Reporting	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Segment reporting

Note 2 Segment reporting

The Group has identified its operating segments based on the internal reports that are reviewed and used by the Executive Key Management Personnel (Chief Operating Decision Makers or “CODMs”) in assessing performance and determining the allocation of resources. The Group is managed primarily on an operational basis. Operating segments are determined on the basis of financial information reported to the Board.

The CODMs have identified three operating segments being Battery Materials, Battery Technology, and Graphite Exploration. The Battery Materials segment develops and manufactures battery anode materials, and the Battery Technology segment develops battery cell testing equipment, performs consulting services and carries out research and development in battery development (inclusive of cathode technology). The Graphite Exploration segment involves exploration and evaluation activity, as well as maintenance and potential future development of the Mt Dromedary natural graphite deposit.

Basis of accounting for purposes of reporting by operating segments

a.
Accounting policies adopted

Unless stated otherwise, all amounts reported to the CODMs, are determined in accordance with accounting policies that are consistent with those adopted in the annual financial statements of the Group.

b.
Segment assets

Where an asset is used across multiple segments, the asset is allocated to the segment that receives the majority of the economic value from the asset. In most instances, segment assets are clearly identifiable on the basis of their nature and physical location.

c.
Segment liabilities

Liabilities are allocated to segments where there is a direct nexus between the incurrence of the liability and the operations of the segment.

d.
Unallocated items

The following items for revenue, expenses, assets, and liabilities are not allocated to operating segments as they are not considered part of the core operations of any segment:

-
Interest income
-
Corporate administrative and other expenses
-
Income tax expense
-
Corporate share-based payment expenses
-
Corporate marketing and project development expenses
-
Corporate cash and cash equivalents
-
Corporate trade and other payables
-
Corporate trade and other receivables

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2024

Note 2 Segment reporting (continued)

Segment performance

Half-year ended June 30, 2024	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
	US$	US$	US$	US$	US$
Segment revenue
Hardware sales	-	670,344	-	-	670,344
Consulting sales	-	2,070,135	-	-	2,070,135
Other income	467,803	734,745	-	-	1,202,548
Interest income	-	-	-	930,622	930,622
Total income	467,803	3,475,224	-	930,622	4,873,649
Segment net loss from continuing operations before tax	(18,637,682)	(4,922,123)	-	(5,151,152)	(28,710,957)

Half-year ended June 30, 2023	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
	US$	US$	US$	US$	US$
Segment revenue
Hardware sales	-	1,411,867	-	-	1,411,867
Consulting sales	-	2,508,028	-	-	2,508,028
Other income	19,305	372,364	-	-	391,669
Interest income	-	-	-	248,500	248,500
Total income	19,305	4,292,259	-	248,500	4,560,064
Segment net loss from continuing operations before tax	(17,571,042)	(4,753,017)	-	(5,774,688)	(28,098,747)
Segment assets
	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
	US$	US$	US$	US$	US$
June 30, 2024	158,261,071	17,000,284	2,190,774	63,386,478	240,838,607
December 31, 2023	147,476,907	20,367,755	2,225,693	93,272,688	263,343,043

Segment liabilities
	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
	US$	US$	US$	US$	US$
June 30, 2024	73,591,015	8,780,808	-	395,669	82,767,492
December 31, 2023	69,102,062	9,874,301	-	430,405	79,406,768

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2024

Note 2 Segment reporting (continued)

Geographical Segments

For the purposes of segment reporting, all segment activities relating to Graphite Exploration are carried out in Australia and all segment activities relating to Battery Materials and Battery Technology are conducted in North America.